WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	ARGENTINA — 1.8%
25,848	Globant S.A.*	$5,114,027
	AUSTRALIA — 3.4%
287,824	HUB24 Ltd.	6,014,454
1,082,637	Steadfast Group Ltd.	3,925,977
		9,940,431
	BELGIUM — 2.6%
45,003	D'ieteren Group	7,607,548
	BRAZIL — 2.7%
395,183	CI&T, Inc. - Class A*	2,568,689
2,146,910	Grupo SBF S.A.	2,912,889
1,146,210	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	2,223,282
		7,704,860
	CANADA — 6.2%
64,995	Cargojet, Inc.	4,308,437
42,464	Descartes Systems Group, Inc.*	3,116,569
125,724	Exchange Income Corp.	4,150,382
343,125	PrairieSky Royalty Ltd.	6,305,235
		17,880,623
	CHINA — 4.1%
3,470,000	China Overseas Property Holdings Ltd.	3,917,099
659,771	Huali Industrial Group Co., Ltd. - Class A	4,546,811
415,892	Sunresin New Materials Co., Ltd. - Class A	3,329,545
		11,793,455
	DENMARK — 1.2%
301,998	ALK-Abello A/S*	3,401,197
	FAROE ISLANDS — 1.7%
94,465	Bakkafrost P/F	4,835,098
	FRANCE — 4.9%
33,069	Alten S.A.	4,356,060
48,988	Gaztransport Et Technigaz S.A.	6,033,515
22,389	SOITEC*	3,733,867
		14,123,442
	GERMANY — 8.0%
222,265	Evotec S.E.*	4,441,070

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
143,685	Hensoldt A.G.	$4,244,168
77,328	Puma S.E.	4,806,942
103,828	Schott Pharma A.G. & Co. KGaA*	3,473,008
87,350	Scout24 S.E.	6,063,433
		23,028,621
	INDIA — 1.4%
332,617	Campus Activewear Ltd.*	1,156,371
379,504	UPL Ltd.	2,816,301
		3,972,672
	ITALY — 1.7%
610,079	Technoprobe S.p.A.*	4,805,041
	JAPAN — 15.3%
153,900	BayCurrent Consulting, Inc.	5,147,164
47,500	GMO Payment Gateway, Inc.	2,599,086
265,900	Integral Corp.*	3,845,088
195,960	Japan Elevator Service Holdings Co., Ltd.	2,878,294
123,900	Jeol Ltd.	3,696,107
125,740	Kobe Bussan Co., Ltd.	2,949,976
222,200	M&A Research Institute Holdings, Inc.*	5,114,882
297,200	Plus Alpha Consulting Co., Ltd.	5,576,477
279,000	Rakus Co., Ltd.	3,850,626
24,600	SHIFT, Inc.*	4,495,624
78,700	Visional, Inc.*	3,970,811
		44,124,135
	MEXICO — 6.1%
320,066	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	2,173,248
461,718	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,011,008
921,427	Prologis Property Mexico S.A. de C.V. - REIT	3,169,677
498,600	Qualitas Controladora S.A.B. de C.V.	3,746,474
513,200	Regional S.A.B. de C.V.	3,685,970
		17,786,377
	NORWAY — 3.1%
2,793,380	AutoStore Holdings Ltd.*	3,952,416
124,964	Kongsberg Gruppen A.S.A.	5,154,311
		9,106,727
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	—

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA (Continued)
125,247	HeadHunter Group PLC - ADR*,1	$—
		—
	SAUDI ARABIA — 3.2%
130,821	Aldrees Petroleum and Transport Services Co.	4,897,285
77,369	Bupa Arabia for Cooperative Insurance Co.	4,290,829
		9,188,114
	SOUTH KOREA — 1.0%
126,598	HPSP Co., Ltd.	2,821,391
	SWEDEN — 10.7%
851,382	Fortnox A.B.	4,550,845
177,256	Hemnet Group A.B.	3,129,593
365,761	Munters Group A.B.	4,703,579
834,260	NCAB Group A.B.	4,111,893
330,034	Nordnet A.B. publ	4,361,949
125,271	Sdiptech A.B. - Class B*	2,538,533
158,273	Thule Group A.B.	4,156,158
72,367	Vitec Software Group A.B.	3,401,228
		30,953,778
	SWITZERLAND — 5.9%
45,941	Bachem Holding A.G.	3,412,703
543,200	Global Blue Group Holding A.G.*	3,302,656
273,579	Medmix A.G.[2]	6,948,560
3,875	Siegfried Holding A.G.*	3,320,884
		16,984,803
	UNITED KINGDOM — 10.7%
2,236,000	Baltic Classifieds Group PLC	5,319,912
644,542	Bytes Technology Group PLC	3,922,615
96,515	Diploma PLC	3,537,470
33,616	Games Workshop Group PLC	4,335,299
639,065	RS GROUP PLC	5,734,119
532,238	Wise PLC - Class A*	4,452,201
154,986	Wizz Air Holdings PLC*	3,630,712
		30,932,328

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 2.1%
1,621,845	FPT Corp.	$6,192,438
	TOTAL COMMON STOCKS
	(Cost $305,112,412)	282,297,106
	SHORT-TERM INVESTMENTS — 2.7%
7,931,709	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[3]	7,931,709
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,931,709)	7,931,709
	TOTAL INVESTMENTS — 100.5%
	(Cost $313,044,121)	290,228,815
	Liabilities in Excess of Other Assets — (0.5)%	(1,560,451)
	TOTAL NET ASSETS — 100.0%	$288,668,364

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,948,560, which represents 2.41% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.